Condensed Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 5	$ 41,596,106	$ (39,370,153)	$ 2,225,958
Beginning balance, shares at Dec. 31, 2022	0	0	0	491,345
Share-based compensation					82,531		82,531
Proceeds from sale of Series A preferred stock	$ 1,000						1,000
Proceeds from sale of Series A preferred stock, shares	1
Redemption of Series A Preferred stock	$ (1,000)						(1,000)
Redemption of Series A Preferred stock, shares	(1)
Net income (loss)						(1,183,460)	(1,183,460)
Ending balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 5	41,678,637	(40,553,613)	1,125,029
Ending balance, shares at Mar. 31, 2023	0	0	0	491,345
Beginning balance, value at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 5	41,596,106	(39,370,153)	2,225,958
Beginning balance, shares at Dec. 31, 2022	0	0	0	491,345
Net income (loss)							(3,646,027)
Ending balance, value at Sep. 30, 2023	$ 0	$ 0	$ 0	$ 5	42,188,194	(44,281,526)	(827,980)
Ending balance, shares at Sep. 30, 2023	0	0	0	514,407
Beginning balance, value at Mar. 31, 2023	$ 0	$ 0	$ 0	$ 5	41,678,637	(40,553,613)	1,125,029
Beginning balance, shares at Mar. 31, 2023	0	0	0	491,345
Share-based compensation					136,631		136,631
Commitment shares - note financing					175,619		175,619
Net income (loss)						(1,464,557)	(1,464,557)
[custom:CommitmentSharesNoteFinancingShares]				21,210
Issuance of warrants - note financing					37,500		37,500
Commitment shares - note financing, shares				21,210
Ending balance, value at Jun. 30, 2023	$ 0	$ 0	$ 0	$ 5	42,028,387	(42,018,169)	10,223
Ending balance, shares at Jun. 30, 2023	0	0	0	512,555
Share-based compensation					137,307		137,307
Issuance of common shares
Net income (loss)						(998,010)	(998,010)
Issuance of warrants - note financing					22,500		22,500
Issuance of common shares, shares				1,852
Ending balance, value at Sep. 30, 2023	$ 0	$ 0	$ 0	$ 5	42,188,194	(44,281,526)	(827,980)
Ending balance, shares at Sep. 30, 2023	0	0	0	514,407
Beginning balance, value at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 8	43,553,524	(44,281,526)	(727,995)
Beginning balance, shares at Dec. 31, 2023	0	0	0	825,459
Share-based compensation					85,827		85,827
Issuance of common shares related to restricted stock units				0	0	0	0
Net income (loss)						(2,399,102)	(2,399,102)
Stock Issued During Period, Shares, Restricted Stock Award, Gross				4,261
Issuance of common shares - equity line of credit				$ 5	1,449,527		1,449,532
[custom:IssuanceOfCommonSharesEquityLineOfCreditShares]				452,343
Issuance of commitment shares - note financing					33,297		33,297
[custom:IssuanceOfCommitmentSharesNoteFinancingShares]				9,312
Cashless exercise of pre-funded warrants				$ 0	0	0	0
[custom:CashlessExerciseOfPrefundedWarrantsShares]				2,915
Issuance of common stock and warrants related to public offering, net issuance costs				$ 52	2,691,339		2,691,391
[custom:IssuanceOfCommonStockAndWarrantsRelatedToPublicOfferingNetIssuanceCostsShares]				5,175,000
Public offering and line of credit issuance costs					(399,106)		(399,106)
Issuance of common shares - debt for equity exchange				$ 6	1,771,600		1,771,606
[custom:IssuanceOfCommonSharesDebtForEquityExchangeShares]				644,142
Round up conversion related to reverse stock split				$ 0	0	0	0
Issuance of common shares related to restricted stock units, shares				4,261
Issuance of common shares - equity line of credit, shares				452,343
Issuance of commitment shares - note financing, shares				9,312
Cashless exercise of pre-funded warrants, shares				2,915
Issuance of common stock and warrants related to public offering, net issuance costs, shares				5,175,000
Issuance of common shares - debt for equity exchange, shares				644,142
Round up convention related to reverse stock split, shares				40,068
Ending balance, value at Mar. 31, 2024	$ 0	$ 0	$ 0	$ 72	49,186,006	(46,680,628)	2,505,449
Ending balance, shares at Mar. 31, 2024	0	0	0	7,153,500
Beginning balance, value at Dec. 31, 2023	$ 0	$ 0	$ 0	$ 8	43,553,524	(44,281,526)	(727,995)
Beginning balance, shares at Dec. 31, 2023	0	0	0	825,459
Net income (loss)							(5,003,355)
Ending balance, value at Sep. 30, 2024	$ 0	$ 0	$ 0	$ 100	51,782,424	(49,272,739)	2,509,785
Ending balance, shares at Sep. 30, 2024	0	930	1,000	10,044,728
Beginning balance, value at Mar. 31, 2024	$ 0	$ 0	$ 0	$ 72	49,186,006	(46,680,628)	2,505,449
Beginning balance, shares at Mar. 31, 2024	0	0	0	7,153,500
Share-based compensation					70,305		70,305
Issuance of common shares related to restricted stock units				0	0	0	0
Net income (loss)						(1,238,077)	(1,238,077)
Stock Issued During Period, Shares, Restricted Stock Award, Gross				7,171
Issuance of common shares - equity line of credit				$ 10	304,490		304,500
[custom:IssuanceOfCommonSharesEquityLineOfCreditShares]				1,050,000
Issuance of common shares related to restricted stock units, shares				7,171
Issuance of common shares - equity line of credit, shares				1,050,000
Ending balance, value at Jun. 30, 2024	$ 0	$ 0	$ 0	$ 82	49,560,800	(47,918,705)	1,642,177
Ending balance, shares at Jun. 30, 2024	0	0	0	8,210,671
Share-based compensation					74,706		74,706
Issuance of common shares related to restricted stock units				0	0	0	0
Net income (loss)						(1,366,176)	(1,366,176)
Stock Issued During Period, Shares, Restricted Stock Award, Gross				9,057
Issuance of common shares related to RegA+				$ 18	451,953		451,971
[custom:IssuanceOfCommonSharesRelatedToRegaShares]				1,825,000
Issuance of B-Series Preferred Stock - debt for equity exchange					930,052		930,052
Issuance of B-Series preferred stock - debt for equity exchange, shares		930
B-Series Preferred Stock issuance costs					(35,000)		(35,000)
C-Series Preferred Stock issuance costs					(55,000)		(55,000)
Issuance of C-Series preferred stock					602,900		602,900
Issuance of C-Series preferred stock, shares			1,000
Common stock issuance costs					(210,228)		(210,228)
Issuance of C-Series warrants					397,100		397,100
Issuance of RegA+ warrants					77,283		77,283
Capitalization of B-Series preferred stock dividends				$ 0	(12,142)	12,142	0
Issuance of common shares related to restricted stock units, shares				9,057
Issuance of common shares related to RegA+, shares				1,825,000
Ending balance, value at Sep. 30, 2024	$ 0	$ 0	$ 0	$ 100	$ 51,782,424	$ (49,272,739)	$ 2,509,785
Ending balance, shares at Sep. 30, 2024	0	930	1,000	10,044,728